DISPOSAL OF ASSETS	6 Months Ended
Jun. 30, 2022
Disclosure Of Disposal Of Assets [Abstract]
DISPOSAL OF ASSETS	DISPOSAL OF ASSETS
In June 2022, the company, together with its institutional partners, completed the sale of its 100% interest in a 36 MW operating hydroelectric portfolio in Brazil ("Brazil Hydroelectric Portfolio") for proceeds of R$461 million (approximately $90 million and $23 million net to the company). The company holds an approximately 23% economic interest in each of the project entities within the Brazil Hydroelectric Portfolio and a 100% voting interest. As a result of the disposition, the company's post-tax portion of the accumulated revaluation surplus of $27 million was reclassified from accumulated other comprehensive income directly to equity and noted as a Disposal item in the consolidated statements of changes in equity.
Summarized financial information relating to the disposal of the Brazil Hydroelectric Portfolio is shown below:

(MILLIONS)	Total
Proceeds, net of transaction costs	$90
Carrying value of net assets held for sale
Assets	90
Liabilities	—
90
Loss on disposal, net of transaction costs	$—